Consolidated Balance Sheets In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)		Dec. 31, 2009	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW	Dec. 31, 2010 Variable Interest Entity USD ($)	Dec. 31, 2010 Variable Interest Entity KRW
ASSETS
Cash and cash equivalents	$ 14,114,312			15,957,641,000		16,581,001,000
Restricted cash	422,932			478,167,000		588,350,000
Interest bearing deposits in other banks	2,542,561			2,874,620,000		2,206,892,000
Call loans and securities purchased under resale agreements	3,949,066			4,464,814,000		6,524,407,000
Trading assets:
Korea Deposit Insurance Corporation	18,381			20,782,000		20,393,000
Unrelated parties	11,568,479			13,079,322,000		14,204,886,000
Available-for-sale securities:
Korea Deposit Insurance Corporation	89,251			100,907,000		91,136,000
Unrelated parties	16,733,961			18,919,417,000		15,968,130,000
Held-to-maturity securities (fair value of 16,020,691 million Won at 2009 and 20,158,157 million Won at 2010):
Korea Deposit Insurance Corporation	649,931			734,812,000		289,592,000
Unrelated parties	16,955,965			19,170,414,000		15,684,172,000
Other investment assets	2,300,658			2,601,124,000		2,565,159,000
Loans (net of allowance for loan and lease losses of 3,556,946 million Won at 2009 and 4,873,942 million Won at 2010):
Directors	233			263,000		97,000
Employees	211,722			239,373,000		238,505,000
Unrelated parties	164,595,347			186,091,500,000		183,819,636,000
Due from customers on acceptances	590,133			667,204,000		790,989,000
Premises and equipment, net	2,184,122			2,469,368,000		2,611,130,000
Accrued interest and dividends receivable	909,278			1,028,030,000		955,388,000
Assets held-for-sale	119,520			135,129,000		591,227,000
Goodwill	78,197			88,410,000		113,530,000
Other intangible assets, net	86,814			98,152,000		123,291,000
Other assets:
Trust	6,251			7,067,000		5,320,000
Unrelated parties	3,282,719			3,711,442,000		3,050,364,000
Total Assets	241,409,833			272,937,958,000		267,023,595,000	4,941,423	5,586,773,000
Assets of consolidated VIEs that can only be used to settle obligations of the consolidated VIEs
Investments							3,402,647	3,847,033,000
Loans, net of allowance for loan losses							706,852	799,166,000
Other Assets							831,924	940,574,000
Total Assets	241,409,833			272,937,958,000		267,023,595,000	4,941,423	5,586,773,000
Deposits:
Interest bearing	159,390,282			180,206,653,000		170,547,111,000
Non-interest bearing	5,412,157			6,118,985,000		7,026,580,000
Call money	4,112,553			4,649,652,000		5,687,349,000
Trading liabilities	2,951,706			3,337,199,000		4,131,241,000
Acceptances outstanding	590,133			667,204,000		790,989,000
Other borrowed funds:
Trust	1,635,210			1,848,768,000		2,603,490,000
Unrelated parties	9,316,305			10,533,015,000		10,231,767,000
Secured borrowings	3,536,237			3,998,070,000		2,276,809,000	314,370	355,427,000
Long-term debt	34,925,640			39,486,929,000		43,339,863,000
Accrued interest and payable	2,492,473			2,817,990,000		2,554,162,000
Other liabilities	4,440,064			5,019,935,000		4,612,594,000	1,844,310	2,085,176,000
Total liabilities	228,802,760			258,684,400,000		253,801,955,000	2,158,680	2,440,603,000
Commitments and contingencies (Notes 3 and 34)
Stockholders' Equity
Common stock (5,000 Won par value, authorized 2,400 million shares, 806,015,340 shares issued and 806,012,780 and 806,012,779 shares outstanding at 2009 and 2010)	3,564,547			4,030,077,000		4,030,077,000
Additional paid-in capital	4,392,409			4,966,058,000		4,968,267,000
Retained earnings	4,076,218			4,608,572,000		3,501,615,000
Accumulated other comprehensive income, net of tax	321,461			363,444,000		366,077,000
Less: treasury stock, at cost, 2,560 and 2,561 shares at 2009 and 2010	(16)			(18,000)		(18,000)
Total Stockholders' Equity	12,354,619	[1]		13,968,133,000	[1]	12,866,018,000
Noncontrolling interest	252,454			285,425,000		355,622,000
Total equity	12,607,073			14,253,558,000		13,221,640,000
Total liabilities and equity	241,409,833			272,937,958,000		267,023,595,000
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the Company
Secured borrowings	3,536,237			3,998,070,000		2,276,809,000	314,370	355,427,000
Other Liabilities	4,440,064			5,019,935,000		4,612,594,000	1,844,310	2,085,176,000
Liabilities, Total	$ 228,802,760			258,684,400,000		253,801,955,000	$ 2,158,680	2,440,603,000

[1]	Dividends paid based on retained earnings in accordance with accounting principles generally accepted in the Republic of Korea ("Korean GAAP")